Segment Information (Details) - Schedule of segment reporting information - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 9,168	$ 12,558	$ 14,277
Operating (loss) income:
Total operating (loss) income	(616)	747	(755)
Depreciation expense:
Total depreciation	159	145	261
Capital expenditure:
Total capital expenditure	88	91	695
Total assets:
Total assets	15,486	18,169
Property, plant and equipment, net:
Total property, plant and equipment, net	833	878
Metal stamping and Mechanical OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	5,192	6,929	7,717
Operating (loss) income:
Total operating (loss) income	(327)	458	(405)
Depreciation expense:
Total depreciation	90	83	133
Capital expenditure:
Total capital expenditure	50	53	398
Total assets:
Total assets	7,874	9,753
Property, plant and equipment, net:
Total property, plant and equipment, net	474	520
Electric OEM [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	3,976	5,629	6,560
Operating (loss) income:
Total operating (loss) income	(207)	355	(250)
Depreciation expense:
Total depreciation	69	62	128
Capital expenditure:
Total capital expenditure	38	38	297
Total assets:
Total assets	7,440	8,248
Property, plant and equipment, net:
Total property, plant and equipment, net	359	358
Corporate [Member]
Operating (loss) income:
Total operating (loss) income	(82)	(66)	$ (100)
Total assets:
Total assets	$ 172	$ 168